Note 7- Notes Payable (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Note Payable To Health Tronics [Member]
Notes Payable, Related Parties	$ 5,372,743	$ 5,372,743
Less current portion	$ (5,372,743)
Non-current portion		$ 5,372,743
Notes Payable, Related Parties	$ 5,372,743	$ 5,372,743
Less current portion	$ (5,372,743)
Non-current portion		$ 5,372,743